Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues
Operating revenues	$ 122,120	$ 105,875	$ 238,730	$ 206,271
Operating revenues – Unigas Pool	13,060	11,389	25,252	24,893
Operating revenues – Luna Pool collaborative arrangements	155	6,653	7,355	12,530
Total operating revenue	135,335	123,917	271,337	243,694
Expenses
Brokerage commission	1,735	1,569	3,429	2,976
Voyage expenses	18,604	20,804	35,833	41,600
Voyage expenses – Luna Pool collaborative arrangements	514	6,950	5,542	11,540
Vessel operating expenses	42,999	38,628	84,671	76,679
Depreciation and amortization	32,190	31,477	64,021	62,819
General and administrative costs	8,223	7,827	14,978	14,170
Profit from sale of vessel	(4,941)	0	(4,941)	(358)
Other income	0	(109)	(96)	(198)
Total operating expenses	99,324	107,146	203,437	209,228
Operating Income	36,011	16,771	67,900	34,466
Other income/(expense)
Foreign currency exchange gain on senior secured bond	0	8,218	0	7,441
Unrealized (loss) / gain on non-designated derivative instruments	3,195	(5,346)	(1,056)	9,896
Write off of deferred financing costs	0	0	(171)	0
Interest expense	(17,016)	(11,471)	(30,354)	(22,434)
Interest income	1,296	112	1,879	199
Income before taxes and share of result of equity method investments	23,486	8,284	38,198	29,568
Income taxes	(1,984)	(671)	(3,149)	(1,064)
Share of result of equity method investments	5,993	6,757	11,296	13,260
Net Income	27,495	14,370	46,345	41,764
Net income attributable to non-controlling interest	(889)	(348)	(953)	(704)
Net Income attributable to stockholders' of Navigator Holdings Ltd.	$ 26,606	$ 14,022	$ 45,392	$ 41,060
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic (in dollars per share)	$ 0.36	$ 0.18	$ 0.61	$ 0.53
Diluted (in dollars per share)	$ 0.36	$ 0.18	$ 0.60	$ 0.53
Weighted average number of shares outstanding:
Basic (in shares)	73,745,894	77,265,022	74,847,093	77,229,234
Diluted (in shares)	74,329,162	77,582,824	75,321,626	77,550,892